LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Amortization of right-of-use assets	$ (771,147)	$ (793,981)	$ (521,099)
Interest expense on lease liabilities	(282,870)	(278,186)	(106,474)
Expense relating to short-term leases and leases of low-value assets	(326,442)	(143,789)	(72,542)
Net amount recognized in profit or loss	$ (1,380,459)	$ (1,215,956)	$ (700,115)